DEBT - Additional Information (Details) - USD ($)	Dec. 31, 2019	Aug. 02, 2019
Debt Disclosure [Abstract]
Debt, amount	$ 5,885,148	$ 5,885,148
Accrued interest	$ 190,158
Debt, principal amount transferred to new lender		5,405,666
Debt, interest amount transferred to new lender		$ 479,482
Default interest rate		10.50%